SUBSEQUENT EVENTS - Additional Information (Details)					3 Months Ended
	Oct. 01, 2024 USD ($) $ / shares	Jul. 23, 2024	Apr. 03, 2024 USD ($) Director $ / shares shares	Feb. 22, 2024 USD ($)	Mar. 31, 2024 USD ($)
Subsequent Event [Line Items]
Reverse stock split		0.025
Stock issued during period, value, new issues					$ 200,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price | $ / shares			$ 5
Stock issued during period, value, new issues			$ 3,000,000
Issuance of Common Stock (in shares) | shares			600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of reverse stock split				effect a reverse stock split of the Company's issued and outstanding Common Stock within a range from 1-for 30 to 1-for-75, with the exact ratio of the reverse stock split to be determined by the Company's board of directors, and (ii) issue up to $50.0 million of securities in one or more non-public offerings, where the maximum discount at which securities may be offered may be equivalent to a discount of up to 30% below the market price of the Company's Common Stock. As of the date of this report, the Company has not effected the reverse stock split.
Subsequent Event [Member] | Master Agreement [Member]
Subsequent Event [Line Items]
Capital infusion	$ 3,000,000
Subsequent weekly capital infusions at market price	1,250,000
Additional capital infusion invested	$ 10,000,000
Debt converted | $ / shares	$ 1
Conversion price per share | $ / shares	$ 2
Cash	$ 2,200,000
Equity line of credit	$ 50,000,000
Percentage of maximum aggregate outstanding common stock	19.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price | $ / shares			$ 0.125
Stock issued during period, value, new issues			$ 3,000,000
Issuance of Common Stock (in shares) | shares			24,000,000
Investor rights to nominate directors			The Investors will also have the right to nominate two out of seven directors for election to the Company’s board of directors.
Number of directors nominated by investors | Director			2
Subsequent Event [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding term			5 years
Warrants outstanding, exercise price | $ / shares			$ 0.1625
Percentage of warrants exercisable issued equal to newly issued shares			100.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reverse stock split				0.0133
Stock issued during period, value, new issues				$ 50,000,000
Discount percentage of below market price of common stock				30.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Reverse stock split				0.033